Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Accrued Expenses and Other Liabilities
The components of accrued expenses and other liabilities were as follows.

December 31, ($ in millions)	2015	2014
Accounts payable	$391	$298
Employee compensation and benefits	242	298
Reserves for insurance losses and loss adjustment expenses	169	208
Fair value of derivative contracts in payable position (a)	145	252
Deferred revenue	108	151
Collateral received from counterparties	82	71
Other liabilities	408	457
Total accrued expenses and other liabilities	$1,545	$1,735

(a)	For additional information on derivative instruments and hedging activities, refer to Note 22.